EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE BENEFITS [Text Block]

17. EMPLOYEE BENEFITS

Total employee benefit expenses, including salary and wages, management compensation, share-based expense and benefits for the year ended December 31, 2021 amounted to $2,965,045; (2020 - $3,803,757; 2019 - $4,451,529).